CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest in Associate companies
Net income	R$ 2,388,054	R$ 1,216,887	R$ 2,326,382
Total comprehensive income	4,653,996	1,589,369	2,713,308
Associate companies
Interest in Associate companies
Net income	42,008	31,249	31,806
Total comprehensive income	R$ 42,008	R$ 31,249	R$ 31,806
Dona Francisca Energtica S.A.
Interest in Associate companies
Equity Interests (as a percent)	51.82%	51.82%	51.82%
Corsa Controladora, S.A. de C.V.
Interest in Associate companies
Equity Interests (as a percent)			49.00%